NOTE PAYABLE – RELATED PARTY	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Note Payable Related Party
NOTE PAYABLE – RELATED PARTY

NOTE 5 NOTE PAYABLE – RELATED PARTY

On June 6, 2016, the Company received a $50,000 loan from our founder and CEO. Subsequently on December 1, 2017, the Company received an additional $30,000 loan from the founder and CEO. On January 8, 2018 and March 31, 2018, the Company received an additional loan of $100,000 and $15,000, respectively. The Company received additional loan funds from the founder and CEO as follows: $20,000 on April 26, 2018; $15,000 on June 21, 2018; $15,000 on June 29, 2018; $20,000 on July 5, 2018; $26,000 on October 1, 2018; $11,000 on October 12, 2018; $20,000 on December 21, 2018; $3,000 on January 4, 2019; $30,000 on January 17, 2019; $30,000 on February 1, 2019; $20,000 on February 15, 2019; $20,000 on March 1, 2019; $17,000 on January 4, 2019, $100,000 on November 20, 2019, $100,000 on December 18, 2019, $100,000 on January 24, 2020, $100,000 on February 19, 2020 $100,000 on March 9, 2020, $100,000 on April 8, 2020, $150,000 on June 3, 2020, $100,000 on July 16, 2020, $100,000 on August 12, 2020,$100,000 on September 10, 2020, $30,000 on October 19, 2020, $30,000 on November 4, 2020, $35,000 on November 17, 2020 and $70,000 on December 1, 2020. Pursuant to the terms of the loan, the advances bear an interest at 3%, is unsecured, and due on demand.

On January 26, 2022, the Company repaid $40,000 of the outstanding loan to its founder and CEO.

Total loan payable to the founder and CEO for as of March 31, 2023 is $1,617,000.

Total loan payable to the founder and CEO as of December 31, 2022 is $1,617,000.

During the three months ended March 31, 2023, the Company recorded $19,936 as an in-kind contribution of interest related to the loan and recorded accrued interest payable of $13,894. As of March 31, 2023, total interest payable is $190,663.

During the three months ended March 31, 2022, the Company recorded $18,385 as an in-kind contribution of interest related to the loan and recorded accrued interest payable of $13,610. As of December 31, 2022, total interest payable is $107,882.

NOTE 5 NOTE PAYABLE – RELATED PARTY

On June 6, 2016, the Company received a $50,000 loan from our principal stockholder. Subsequently on December 1, 2017, the Company received an additional $30,000 loan from the same stockholder. On January 8, 2018 and March 31, 2018, the Company received an additional loan of $100,000 and $15,000, respectively. The Company received additional loan funds from the same stockholder as follows: $20,000 on April 26, 2018; $15,000 on June 21, 2018; $15,000 on June 29, 2018; $20,000 on July 5, 2018; $26,000 on October 1, 2018; $11,000 on October 12, 2018; $20,000 on December 21, 2018; $3,000 on January 4, 2019; $30,000 on January 17, 2019; $30,000 on February 1, 2019; $20,000 on February 15, 2019; $20,000 on March 1, 2019; $17,000 on January 4, 2019, $100,000 on November 20, 2019, $100,000 on December 18, 2019, $100,000 on January 24, 2020, $100,000 on February 19, 2020 $100,000 on March 9, 2020, $100,000 on April 8, 2020, $150,000 on June 3, 2020, $100,000 on July 16, 2020, $100,000 on August 12, 2020,$100,000 on September 10, 2020, $30,000 on October 19, 2020, $30,000 on November 4, 2020, $35,000 on November 17, 2020 and $70,000 on December 1, 2020. Pursuant to the terms of the loan, the advances bear an interest at 3%, is unsecured, and due on demand.

On January 26, 2022, the Company repaid $40,000 of the outstanding loan to its principal stockholder.

Total loan payable to principal stockholder for as of December 31, 2022 is $1,617,000.

Total loan payable to this principal stockholder as of December 31, 2021 is $1,657,000.

During the year ended December 31, 2022, the Company recorded $80,849 as an in-kind contribution of interest related to the loan and recorded accrued interest payable of $54,755. As of December 31, 2022, total interest payable is $107,882.

During the year ended December 31, 2021, the Company recorded $82,851 as an in-kind contribution of interest related to the loan and recorded accrued interest payable of $53,671.